Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) shares in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2016			$ 592,892,000	$ (618,668,000)		$ (3,054,000)	$ (28,830,000)
Net loss				(18,446,000)			(18,446,000)
Stock-based compensation expense							1,600,000
Issuance of stock (in shares)		42
Issuance of stock			1,030,000				1,030,000
Balance (in shares) at Dec. 31, 2017	3	3,227
Balance at Dec. 31, 2017		$ 3,000	616,245,000	(637,114,000)		$ (3,054,000)	(23,920,000)
Net loss				(4,512,000)			(4,512,000)
Share Purchase Agreement, April 2018			(52,000)				(52,000)
Stock-based compensation expense			418,000				418,000
Balance (in shares) at Mar. 31, 2018	3	3,227
Balance at Mar. 31, 2018		$ 3,000	616,611,000	(641,626,000)		$ (3,054,000)	(28,066,000)
Balance (in shares) at Dec. 31, 2017	3	3,227
Balance at Dec. 31, 2017		$ 3,000	616,245,000	(637,114,000)		$ (3,054,000)	(23,920,000)
Net loss							(11,491,000)
Unrealized gain (loss) on marketable securities
Balance (in shares) at Sep. 30, 2018	3	3,769
Balance at Sep. 30, 2018		$ 4,000	620,322,000	(648,605,000)		$ (3,054,000)	(31,333,000)
Balance (in shares) at Dec. 31, 2017	3	3,227
Balance at Dec. 31, 2017		$ 3,000	616,245,000	(637,114,000)		$ (3,054,000)	(23,920,000)
Net loss				(20,533,000)			(20,533,000)
Stock-based compensation expense			955,000				955,000
Vesting of restricted stock units (in shares)		95
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units (in shares)		(31)
Withholding tax payments related to net share settlements of restricted stock units			(155,000)				(155,000)
Balance (in shares) at Dec. 31, 2018		32,133
Balance at Dec. 31, 2018		$ 32,000	728,783,000	(657,647,000)		$ (3,054,000)	68,114,000
Balance (in shares) at Mar. 31, 2018	3	3,227
Balance at Mar. 31, 2018		$ 3,000	616,611,000	(641,626,000)		$ (3,054,000)	(28,066,000)
Net loss				(3,052,000)			(3,052,000)
Stock-based compensation expense			140,000				140,000
Issuance of stock (in shares)		542
Issuance of stock		$ 1,000	2,593,000				2,594,000
Balance (in shares) at Jun. 30, 2018	3	3,769
Balance at Jun. 30, 2018		$ 4,000	619,344,000	(644,678,000)		$ (3,054,000)	(28,384,000)
Net loss				(3,927,000)			(3,927,000)
Stock-based compensation expense			145,000				145,000
Issuance of warrants			833,000				833,000
Unrealized gain (loss) on marketable securities
Balance (in shares) at Sep. 30, 2018	3	3,769
Balance at Sep. 30, 2018		$ 4,000	620,322,000	(648,605,000)		$ (3,054,000)	(31,333,000)
Net loss							(9,042,000)
Balance (in shares) at Dec. 31, 2018		32,133
Balance at Dec. 31, 2018		$ 32,000	728,783,000	(657,647,000)		$ (3,054,000)	68,114,000
Net loss				(6,537,000)			(6,537,000)
Stock-based compensation expense			1,530,000				1,530,000
Vesting of restricted stock units (in shares)		56
Vesting of restricted stock units
Withholding tax payments related to net share settlements of restricted stock units (in shares)
Withholding tax payments related to net share settlements of restricted stock units			(151,000)				(151,000)
Unrealized gain (loss) on marketable securities					40,000		40,000
Balance (in shares) at Mar. 31, 2019		32,189
Balance at Mar. 31, 2019		$ 32,000	730,162,000	(664,184,000)	40,000	$ (3,054,000)	62,996,000
Balance (in shares) at Dec. 31, 2018		32,133
Balance at Dec. 31, 2018		$ 32,000	728,783,000	(657,647,000)		$ (3,054,000)	68,114,000
Net loss							(20,100,000)
Unrealized gain (loss) on marketable securities
Balance (in shares) at Sep. 30, 2019		32,189
Balance at Sep. 30, 2019		$ 32,000	733,840,000	(677,747,000)		$ (3,054,000)	53,071,000
Balance (in shares) at Mar. 31, 2019		32,189
Balance at Mar. 31, 2019		$ 32,000	730,162,000	(664,184,000)	40,000	$ (3,054,000)	62,996,000
Net loss				(6,437,000)			(6,437,000)
Stock-based compensation expense			1,739,000				1,739,000
Unrealized gain (loss) on marketable securities					(28,000)		(28,000)
Balance (in shares) at Jun. 30, 2019		32,189
Balance at Jun. 30, 2019		$ 32,000	731,901,000	(670,621,000)	12,000	$ (3,054,000)	58,270,000
Net loss				(7,126,000)			(7,126,000)
Stock-based compensation expense			1,939,000				1,938,000
Unrealized gain (loss) on marketable securities					(12,000)		(12,000)
Balance (in shares) at Sep. 30, 2019		32,189
Balance at Sep. 30, 2019		$ 32,000	$ 733,840,000	$ (677,747,000)		$ (3,054,000)	$ 53,071,000